UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

Jackson Variable Series Trust
 1 Corporate Way
Lansing, MI 48951

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

Series Name (the Class Names are Registered with the SEC are the same as the Fund Names listed below)	Fund Series ID	Class ID For Class A	Class ID For Class I
JNL Conservative Allocation Fund (formerly, JNAM Guidance – Conservative Fund)	S000035568	C000108979	C000192328

JNAM Guidance – Equity 100 Fund	S000037896	C000116992

JNAM Guidance – Fixed Income 100 Fund	S000037897	C000116993

JNAM Guidance – Growth Fund	S000040543	C000125766

JNL Institutional Alt 100 Fund (formerly, JNAM Guidance –Alt 100 Fund)	S000035593	C000109004	C000192340

JNL Interest Rate Opportunities Fund (formerly, JNAM Guidance – Interest Rate Opportunities Fund)	S000040531	C000125754	C000192344

JNAM Guidance – Maximum Growth Fund	S000035589	C000109000

JNL Moderate Allocation Fund (formerly, JNAM Guidance – Moderate Fund)	S000035579	C000108990	C000192336

JNAM Guidance – Moderate Growth Fund	S000035588	C000108999

JNL Real Assets Fund (formerly, JNAM Guidance – Real Assets Fund)	S000040549	C000125772	C000192349

JNL Tactical ETF Moderate Fund (formerly, JNL Tactical ETF Conservative Fund)	S000035569	C000108980	C000192329

JNL Tactical ETF Growth Fund	S000035571	C000108982	C000192331

JNL Tactical ETF Moderate Growth Fund (formerly, JNL Tactical ETF Moderate Fund)	S000035570	C000108981	C000192330

JNL/American Funds Global Growth Fund	S000041929	C000130223	C000192350

JNL/American Funds Growth Fund	S000035575	C000108986	C000192332

JNL/AQR Risk Parity Fund	S000035576	C000108987	C000192333

JNL/BlackRock Global Long Short Credit Fund	S000040535	C000125758	C000192345

JNL/DFA U.S. Small Cap Fund (formerly, JNL/DFA U.S. Micro Cap Fund)	S000037898	C000116994	C000192341

JNL/DoubleLine Total Return Fund	S000041930	C000130224	C000192351

JNL/Eaton Vance Global Macro Absolute Return Advantage Fund	S000040536	C000125759	C000192346

JNL/Epoch Global Shareholder Yield Fund	S000035577	C000108988	C000192334

JNL/FAMCO Flex Core Covered Call Fund	S000035578	C000108989	C000192335

JNL/Lazard International Strategic Equity Fund	S000040537	C000125760	C000192347

JNL/Neuberger Berman Currency Fund	S000037900	C000116996	C000192342

JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund	S000045525	C000141741	C000192355

JNL/Nicholas Convertible Arbitrage Fund	S000035582	C000108993	C000192337

JNL/PIMCO Credit Income Fund	S000035583	C000108994	C000192338

JNL/PPM America Long Short Credit Fund	S000040538	C000125761	C000192348

JNL/T. Rowe Price Capital Appreciation Fund	S000041933	C000130227	C000192354

JNL/The Boston Company Equity Income Fund	S000035585	C000108996	C000192339

JNL/The London Company Focused U.S. Equity Fund	S000041932	C000130226	C000192353

JNL/VanEck International Gold Fund (formerly, JNL/Van Eck International Gold Fund)	S000037901	C000116997	C000192343

JNL/WMC Focused International Equity Fund	S000041931	C000130225	C000192352

3. Investment Company Act File Number:

811-22613

Securities Act File Number:

333-177369

4(a). Last day of fiscal year for which this Form is filed:

December 31, 2017

4(b). [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year.).  (See Instruction A.2)

4(c). [] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $451,800,102

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year: $1,201,452,819

(iii)
Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
 $ 0

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]: $1,201,452,819

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]: $0

(vi)	Redemption credits available for use in future years $749,652,717
-- if Item 5(i) is less than Items 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See Instruction C.9): x .0001245

(viii)	Registration fee due [multiply Item 5(v) by item 5(vii)] (enter "0" if no fee is due): =$0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$

9.	Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
[X] Wire Transfer
[] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/Daniel W. Koors
Daniel W. Koors
Treasurer and Chief Financial Officer
Date:	March 23, 2018

*Please print the name and title of the signing officer below the signature.